Concessions payable - Summary of leases and grants related to concession payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases and grants under IFRS 16
Leases	R$ 488,216	R$ 755,188
Grants	3,149,179	2,784,932
Leases and grants related to concession payable	3,637,395	3,540,120
Current leases and grants related to concession payable	541,272	547,492
Non-current leases and grants related to concession payable	3,096,123	2,992,628
Leases and grants related to concession payable	3,637,395	3,540,120
Rumo Malha Sul S.A. [member]
Leases and grants under IFRS 16
Leases	175,328	309,269
Rumo Malha Paulista S.A. [member]
Leases and grants under IFRS 16
Leases	295,476	363,588
Grants	1,834,965	1,673,889
Rumo Malha Oeste S.A. [member]
Leases and grants under IFRS 16
Leases	17,412	82,331
Malha Central S.A. [member]
Leases and grants under IFRS 16
Grants	R$ 1,314,214	R$ 1,111,043